Derivatives and hedging activities - Derivatives Not Designated as Hedging Instruments (Details) - Not Designated as Hedging Instrument - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Total assets	$ 0	$ 731,000
Total liabilities	0	0
Swaps
Derivatives, Fair Value [Line Items]
Total assets	0	0
Total liabilities	0	0
Forwards
Derivatives, Fair Value [Line Items]
Total assets	0	731,000
Total liabilities	$ 0	$ 0